Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash And Cash Equivalents [Abstract]
Cash and savings accounts	$ 65,705	$ 71,426
Time deposits	6	6
Cash and cash equivalents reported on the consolidated balance sheets	65,711	71,432
Restricted cash	500	1,000
Total cash, restricted cash and cash equivalents reported on the consolidated statements of cash flows	$ 66,211	$ 72,432	$ 59,631	$ 58,801